Stock-Based Compensation (Weighted Average Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average expected lives	4 years 6 months	4 years 6 months
Weighted average risk-free interest rate	0.75%	1.65%
Weighted average expected volatility	55.70%	50.70%
Expected dividend yield	0.00%	0.00%
Weighted average grant date fair value	$ 0	$ 3.85